share-based compensation - TELUS Corp restricted share units activity (Details) - Restricted share units without market performance conditions	12 Months Ended
	Dec. 31, 2024 EquityInstruments $ / shares	Dec. 31, 2023 EquityInstruments $ / shares
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	6,198,319	5,581,483
Granted - Initial award	4,471,168	3,806,458
In lieu of dividends	633,807	459,742
Variable payout related		29,244
Vested	(3,207,355)	(3,090,935)
Forfeited	(643,403)	(587,673)
Outstanding, end of period - Non-vested	7,452,536	6,198,319
Number of restricted share units - Vested
Outstanding, beginning of period - Vested	32,521	35,819
In lieu of dividends	2,289	2,049
Vested	3,207,355	3,090,935
Settled in equity	(2,828,666)	(2,927,106)
Settled in cash	(380,776)	(169,176)
Outstanding, end of period - Vested	32,723	32,521
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 28.68	$ 30.62
Outstanding, beginning of period, vested | $ / shares	28.97	27
Granted - Initial award | $ / shares	23.88	27.07
In lieu of dividends | $ / shares	21.81	24.98
Variable payout related | $ / shares		25.97
Vested | $ / shares	29.68	26.41
Settled in equity | $ / shares	30.05	26.35
Settled in cash | $ / shares	27.18	27.19
Forfeited | $ / shares	26.21	28.37
Outstanding, end of period, non-vested | $ / shares	25.03	28.68
Outstanding, end of period, vested | $ / shares	$ 26.17	$ 28.97